Derivative financial instruments and Short positions (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets [abstract]
Swap Differentials Receivable	R$ 15,781,207	R$ 15,321,646	R$ 22,312,106
Option Premiums to Exercise	553,217	935,520	895,684
Forward Contracts and Others	928,464	8,445,807	3,042,572
Total	17,262,888	24,702,973	26,250,362
Liabilities
Swap Differentials Payable	14,643,016	12,267,819	20,154,760
Option Premiums Launched	385,183	1,166,002	827,757
Forward Contracts and Others	1,649,287	6,802,794	3,734,442
Total	R$ 16,677,486	R$ 20,236,615	R$ 24,716,959